Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of joint ventures [line items]
Net income	$ 117	$ 79
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	106	68
OCI	43	113
Total comprehensive income	$ 149	$ 181